Share-Based Payment Plans - Narrative (Details)				12 Months Ended
	Oct. 01, 2015 shares € / shares	Oct. 01, 2014 shares € / shares	May 30, 2014 EUR (€) phase shares	Dec. 31, 2020 shares	Dec. 31, 2019 EUR (€) shares employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage to be issued free					0.10%
Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective)					50.00%
Delivery percent (free cash flow generation, maximum compliance)					50.00%
Award vesting period			5 years
Number of independent phases | phase			3
Number of shares assigned (shares)	6,775,445	6,927,953
Fair value of shares assigned (EUR per share) | € / shares	€ 6.46	€ 6.82
Talent for the Future Share Plan 2014-2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)	618,000	556,795
Fair value of shares assigned (EUR per share) | € / shares	€ 6.46	€ 6.82
Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum amount of shares an employee is allowed to purchase | €			€ 1,800
Number of shares to be received (shares)			2
Maximum amount assigned | €					€ 30,000,000
Number of employees registered | employee					17,265
Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective)					50.00%
Delivery percent (free cash flow generation, maximum compliance)					50.00%
First Cycle | Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)					8,466,996
Number of shares outstanding (shares)					7,756,796
First Cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)					787,500
Number of shares outstanding (shares)					759,500
Second Cycle | Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)				9,471,489
Number of shares outstanding (shares)					9,034,668
Second Cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)				812,000
Number of shares outstanding (shares)					803,250